Share Capital, Reserves and Retained Earnings - Summary of Changes in Equity Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share capital	€ 54,853	€ 54,853	€ 54,853
Reserves	17,449	13,043	17,147
Retained earnings	10,033	6,448	31,126
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	€ 82,335	€ 74,344	€ 103,126